UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    ________


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2015

                    DATE OF REPORTING PERIOD: JULY 31, 2015

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  JULY 31, 2015
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 95.5%++
--------------------------------------------------------------------------------

                                                   Shares           Value
                                                   ------           -----
CONSUMER DISCRETIONARY -- 10.6%
  Del Frisco's Restaurant Group *                   8,705       $  138,845
  Krispy Kreme Doughnuts *                          9,085          169,344
  MDC Partners, Cl A                               15,950          281,198
  Motorcar Parts of America *                       5,180          153,483
  Performance Sports Group *                        5,825           95,647
  Six Flags Entertainment                           5,715          266,548
                                                                ----------
                                                                 1,105,065
                                                                ----------
CONSUMER STAPLES -- 0.8%
  Calavo Growers                                    1,545           84,218
                                                                ----------
ENERGY -- 3.9%
  Bonanza Creek Energy *                            2,400           18,744
  Diamondback Energy                                1,735          116,766
  World Fuel Services                               6,565          266,867
                                                                ----------
                                                                   402,377
                                                                ----------
FINANCIALS -- 28.9%
  BGC Partners, Cl A                               17,670          174,050
  Bluerock Residential Growth, Cl A REIT           15,155          193,984
  Cardinal Financial                                5,675          132,568
  Cash America International                        4,225          117,159
  Columbia Banking System                           6,560          215,102
  EPR Properties REIT                               2,265          129,377
  Hersha Hospitality Trust, Cl A REIT               8,117          220,133
  Howard Hughes *                                   2,210          300,472
  Medical Properties Trust REIT                    18,095          247,359
  National Storage Affiliates Trust REIT            8,600          101,738
  PacWest Bancorp                                   7,083          327,872
  Starwood Property Trust REIT                      4,980          108,365
  Starwood Waypoint Residential Trust REIT          6,170          151,041
  Two Harbors Investment REIT                      19,515          199,443
  United Financial Bancorp                         14,061          189,683
  Winthrop Realty Trust REIT                       12,310          183,296
                                                                ----------
                                                                 2,991,642
                                                                ----------
HEALTH CARE -- 8.7%
  Globus Medical, Cl A *                            3,660          102,700

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  JULY 31, 2015
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

COMMON STOCK --  CONTINUED
--------------------------------------------------------------------------------

                                                   Shares           Value
                                                   ------           -----
HEALTH CARE -- CONTINUED
  Ligand Pharmaceuticals *                          4,790      $   518,565
  Providence Service *                              3,400          160,004
  Trinity Biotech ADR                               7,100          122,475
                                                                ----------
                                                                   903,744
                                                                ----------
INDUSTRIALS -- 18.5%
  Babcock & Wilcox, Cl W *                         11,750          288,580
  Babcock & Wilcox Enterprises *                    5,725          112,897
  CBIZ *                                           29,760          291,648
  Echo Global Logistics *                           1,600           51,680
  Kaman                                             6,510          256,949
  KAR Auction Services                              9,700          377,621
  Roadrunner Transportation Systems *              11,010          288,242
  Teledyne Technologies *                           2,385          247,253
                                                                ----------
                                                                 1,914,870
                                                                ----------
INFORMATION TECHNOLOGY -- 18.4%
  ACI Worldwide *                                  11,727          277,578
  Boingo Wireless *                                 6,740           65,580
  Convergys                                         7,225          181,420
  CTS                                               7,600          142,804
  IAC                                               2,325          179,629
  InterDigital                                      2,705          146,259
  j2 Global                                         3,015          212,256
  Knowles *                                         7,170          136,589
  Monotype Imaging Holdings                         3,100           77,283
  PDF Solutions *                                  22,255          311,792
  Synaptics *                                       1,320          104,782
  TechTarget *                                      8,460           73,264
                                                                ----------
                                                                 1,909,236
                                                                ----------
MATERIALS -- 5.7%
  Compass Minerals International                    1,600          128,000
  Ferro *                                           7,400          102,786
  Innospec                                          1,170           50,603
  Silgan Holdings                                   5,335          285,262

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  JULY 31, 2015
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

COMMON STOCK --  CONTINUED
--------------------------------------------------------------------------------

                                                   Shares           Value
                                                   ------           -----
MATERIALS -- CONTINUED
  US Antimony *                                    31,830       $   20,689
                                                                ----------
                                                                   587,340
                                                                ----------
  TOTAL COMMON STOCK
    (Cost $9,509,305)                                            9,898,492
                                                                ----------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT(A) -- 5.7%
--------------------------------------------------------------------------------

  SEI Daily Income Trust Government Fund,
    Cl A, 0.010%
     (Cost $591,159)                              591,159          591,159
                                                              ------------
TOTAL INVESTMENTS-- 101.2%
    (Cost $10,100,464)+                                       $ 10,489,651
                                                              ============

     PERCENTAGES ARE BASED ON NET ASSETS OF $10,364,195.

*    NON-INCOME PRODUCING SECURITY.

++ MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING PURPOSES.

(A)  THE REPORTING RATE IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2015.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
REIT -- REAL ESTATE INVESTMENT TRUST

AS OF JULY 31, 2015, ALL OF THE FUND'S INVESTMENTS WERE CONSIDERED LEVEL 1, IN ACCORDANCE WITH THE AUTHORITATIVE GUIDANCE ON FAIR VALUE MEASUREMENTS AND DISCLOSURE UNDER U.S. GAAP.

FOR THE PERIOD ENDED JULY 31, 2015, THERE WERE NO TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2 ASSETS AND LIABILITIES. DURING THE PERIOD ENDED JULY 31, 2015, THERE WERE NO LEVEL 3 SECURITIES.

+ AT JULY 31, 2015, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $10,100,464, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $893,800 AND ($504,613) RESPECTIVELY.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

CAR-QH-001-0300

ITEM 2.   CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund II


By (Signature and Title)                  /s/ Michael Beattie
                                          --------------------------------------
                                          Michael Beattie
                                          President

Date: September 28, 2015


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                  /s/ Michael Beattie
                                          --------------------------------------
                                          Michael Beattie
                                          President
Date: September 28, 2015


By (Signature and Title)                  /s/ Stephen Connors
                                          --------------------------------------
                                          Stephen Connors
                                          Treasurer, Controller & CFO

Date: September 28, 2015